Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 238	$ 1,782	$ 3,781	$ 2,849	$ 1,754
Cost of revenue	173	1,006	2,004	1,201	488
Gross profit	65	776	1,777	1,648	1,266
Selling, general, and administrative expenses	26,755	12,295	82,166	50,902	46,886
Research and development expenses	34,282	31,424	132,873	117,932	93,085
Operating loss	(60,972)	(42,943)	(213,262)	(167,186)	(138,705)
Interest income	1,177	353	2,297	633	241
Interest expense	(9)	(1)	(36)	(10)	(21)
Other income	3	23	128	28,571	453
Other expense	(175)	0	0	0	0
Loss before income taxes	(59,976)	(42,568)	(210,873)	(137,992)	(138,032)
Income tax expense	(46)	25	62	147	155
Net loss	(59,930)	(42,593)	(210,935)	(138,139)	(138,187)
Other comprehensive loss:
Foreign currency translation adjustment	(54)	10	(23)	(52)	(21)
Total comprehensive loss for the year	$ (59,984)	$ (42,583)	$ (210,958)	$ (138,191)	$ (138,208)
Net loss per share:
Basic and diluted (in dollars per share)	$ (0.30)	$ (0.22)	$ (1.09)	$ (0.71)	$ (0.71)
Weighted-average shares outstanding:
Basic and diluted (in shares)	202,409,552.00	193,663,150	194,378,154	193,663,150	193,663,150